Foreign currency translation reserve and Other reserves - Summary Of Movement In Other Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of reserves within equity [line items]
Beginning balance	₨ 42,057
Other comprehensive income	11,095	$ 135	₨ 11,600	₨ 6,679
Ending balance	53,100	$ 646	42,057
Remeasurements of the defined benefit plans
Disclosure of reserves within equity [line items]
Beginning balance	(498)		(897)	(1,120)
Other comprehensive income	(50)		399	223
Ending balance	(548)		(498)	(897)
Investment in Debt instruments measured at fair value through OCI
Disclosure of reserves within equity [line items]
Beginning balance	3,018		4,237	2,386
Other comprehensive income	(3,137)		(1,219)	1,851
Ending balance	(119)		3,018	4,237
Investment in Equity instruments measured at fair value through OCI
Disclosure of reserves within equity [line items]
Beginning balance	10,088		1,378	162
Other comprehensive income	705		8,710	1,216
Ending balance	10,793		10,088	1,378
Capital Redemption Reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	1,122		1,122	647
Buyback of equity shares				475
Ending balance	₨ 1,122		₨ 1,122	₨ 1,122